Document and Entity Information Document (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	AETNA INC /PA/
Entity Central Index Key	0001122304
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		350,400,000
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 16.4